UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2025

Date of reporting period:	August 1, 2024 – January 31, 2025

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Short Term Investment Fund
Class G
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Short Term Investment Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class G	$2	0.03%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$2,305,285,500
Total Number of Portfolio Holdings*	71
Portfolio Turnover Rate	0%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash and other unclassified assets in the portfolio and may show a negative market value percentage as a result of the timing of trade-date and settlement-date transactions. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Putnam Short Term Investment Fund	PAGE 1	39210-STSG-0325

Putnam Short Term Investment Fund
Class P
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Short Term Investment Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class P	$2	0.03%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$2,305,285,500
Total Number of Portfolio Holdings*	71
Portfolio Turnover Rate	0%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash and other unclassified assets in the portfolio and may show a negative market value percentage as a result of the timing of trade-date and settlement-date transactions. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Putnam Short Term Investment Fund	PAGE 1	39210-STSP-0325

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Short Term Investment
Fund

Financial Statements and Other Important Information

Semiannual | January 31, 2025

Financial Statements and Other Important Information—Semiannual	franklintempleton.com

The fund’s portfolio 1/31/25 (Unaudited)
REPURCHASE AGREEMENTS (57.4%)*	Principal amount	Value
Interest in $300,000,000 joint tri-party repurchase agreement dated 1/31/2025 with Bank of Montreal due 2/3/2025 — maturity value of $100,036,167 for an effective yield of 4.340% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 2.500% to 6.000% and due dates ranging from 2/1/2032 to 3/1/2063, valued at $306,110,670)	$100,000,000	$100,000,000
Interest in $360,000,000 joint tri-party repurchase agreement dated 1/31/2025 with Barclays Capital, Inc. due 2/3/2025 — maturity value of $160,057,867 for an effective yield of 4.340% (collateralized by U.S. Treasuries (including strips) with coupon rates ranging from 0.500% to 5.000% and due dates ranging from 8/31/2025 to 8/31/2027, valued at $367,332,861)	160,000,000	160,000,000
Interest in $307,966,000 joint tri-party repurchase agreement dated 1/31/2025 with BofA Securities, Inc. due 2/3/2025 — maturity value of $22,245,061 for an effective yield of 4.350% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 2.000% to 7.500% and due dates ranging from 1/1/2027 to 1/1/2055, valued at $314,125,321)	22,237,000	22,237,000
Interest in $385,000,000 joint tri-party repurchase agreement dated 1/31/2025 with Citigroup Global Markets, Inc. due 2/3/2025 — maturity value of $175,900,594 for an effective yield of 4.340% (collateralized by U.S. Treasuries (including strips) with coupon rates ranging from 3.625% to 4.250% and due dates ranging from 8/31/2029 to 11/15/2034, valued at $392,700,023)	175,837,000	175,837,000
Interest in $300,000,000 joint tri-party repurchase agreement dated 1/31/2025 with JPMorgan Securities, LLC due 2/3/2025 — maturity value of $14,478,246 for an effective yield of 4.350% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 1.500% to 7.000% and due dates ranging from 3/1/2030 to 9/1/2054, valued at $306,110,925)	14,473,000	14,473,000
Interest in $300,000,000 joint tri-party repurchase agreement dated 1/31/2025 with JPMorgan Securities, LLC due 2/3/2025 — maturity value of $100,036,167 for an effective yield of 4.340% (collateralized by U.S. Treasuries (including strips) with a coupon rate of 0.250% and a due date of 8/31/2025, valued at $306,110,754)	100,000,000	100,000,000
Interest in $260,259,000 joint tri-party repurchase agreement dated 1/31/2025 with Royal Bank of Canada due 2/3/2025 — maturity value of $162,317,819 for an effective yield of 4.350% (collateralized by Agency Mortgage-Backed Securities and U.S. Treasuries (including strips) with coupon rates ranging from 1.125% to 6.375% and due dates ranging from 2/15/2026 to 11/15/2054, valued at $265,560,462)	162,259,000	162,259,000
Interest in $500,000,000 joint tri-party term repurchase agreement dated 1/31/2025 with HSBC Securities (USA), Inc. due 2/3/2025 — maturity value of $143,580,029 for an effective yield of 4.350% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 1.275% to 7.500% and due dates ranging from 4/1/2030 to 1/1/2055, valued at $510,184,875)	143,528,000	143,528,000
Interest in $50,000,000 repurchase agreement dated 1/31/2025 with Barclays Capital, Inc. due 2/3/2025 — maturity value of $50,018,083 for an effective yield of 4.340% (collateralized by U.S. Treasuries (including strips) with a coupon rate of 0.875% and a due date of 9/30/2026, valued at $51,020,321)	50,000,000	50,000,000
Interest in $100,000,000 tri-party repurchase agreement dated 1/31/2025 with BNP Paribas Securities Corp. due 2/3/2025 — maturity value of $100,036,167 for an effective yield of 4.340% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 2.000% to 7.000% and due dates ranging from 11/1/2041 to 10/1/2054, valued at $102,036,890)	100,000,000	100,000,000
Interest in $25,000,000 tri-party repurchase agreement dated 1/31/2025 with BNP Paribas Securities Corp. due 2/3/2025 — maturity value of $25,009,021 for an effective yield of 4.330% (collateralized by U.S. Treasuries (including strips) with a coupon rate of 2.125% and a due date of 4/15/2029, valued at $25,509,219)	25,000,000	25,000,000
Interest in $220,200,000 tri-party repurchase agreement dated 1/31/2025 with Goldman Sachs & Co. LLC due 2/3/2025 — maturity value of $220,279,639 for an effective yield of 4.340% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 1.500% to 6.500% and due dates ranging from 1/1/2030 to 11/15/2062, valued at $224,604,000)	220,200,000	220,200,000
Interest in $25,000,000 tri-party term repurchase agreement dated 2/3/2025 with BNP Paribas Securities Corp., 4.500% (collateralized by Corporate Debt Securities with coupon rates ranging from 0.991% to 9.250% and due dates ranging from 8/11/2025 to perpetual maturity, valued at $26,259,942) (France) Ŧ (EG)	25,000,000	25,000,000
Interest in $25,000,000 tri-party term repurchase agreement dated 2/3/2025 with RBC Capital Markets, LLC, 4.550% (collateralized by Corporate Debt Securities with coupon rates ranging from zero % to 6.221% and due dates ranging from 3/24/2025 to 1/14/2055, valued at $26,260,012) (Canada) Ŧ (EG)	25,000,000	25,000,000
Total repurchase agreements (cost $1,323,534,000)		$1,323,534,000
COMMERCIAL PAPER (21.4%)*	Yield (%)	Maturity date	Principal amount	Value
ABN AMRO Funding USA, LLC	4.611	4/1/25	$19,850,000	$19,704,599
Australia and New Zealand Banking Group, Ltd. (Australia)	4.610	8/21/25	20,100,000	20,104,583
Banco Santander SA (Spain)	4.580	3/10/25	12,000,000	12,001,693
Banco Santander SA (Spain)	4.560	6/6/25	19,750,000	19,749,555
Bank of Montreal (Canada)	5.500	6/10/25	20,000,000	19,686,435
BNP Paribas SA/New York, NY (France)	5.231	2/18/25	16,210,000	16,175,027
BPCE SA (France)	4.670	3/6/25	24,500,000	24,399,570
Canadian Imperial Bank of Commerce (Canada)	4.650	3/5/25	16,500,000	16,503,651
Commonwealth Bank of Australia (Australia)	4.660	9/29/25	18,750,000	18,762,284
Commonwealth Bank of Australia (Australia)	4.600	7/7/25	17,250,000	17,256,382

Short Term Investment Fund
1

COMMERCIAL PAPER (21.4%)* cont.	Yield (%)	Maturity date	Principal amount	Value
DNB Bank ASA (Norway)	5.500	5/28/25	$21,000,000	$20,706,484
DNB Bank ASA (Norway)	4.660	3/26/25	17,000,000	16,890,702
ING (U.S.) Funding, LLC	4.610	6/5/25	24,500,000	24,506,893
Lloyds Bank PLC (United Kingdom)	4.570	8/7/25	14,000,000	14,001,025
National Australia Bank, Ltd. (Australia)	4.590	8/26/25	20,000,000	19,998,925
National Australia Bank, Ltd. (Australia)	4.550	3/28/25	20,250,000	20,252,735
Nordea Bank ABP (Finland)	4.530	2/20/25	24,000,000	24,001,020
NRW.Bank (Germany)	4.615	4/9/25	19,850,000	19,690,086
Royal Bank of Canada (Canada)	4.700	7/11/25	20,500,000	20,517,629
Royal Bank of Canada (Canada)	4.690	4/17/25	19,250,000	19,258,095
Sumitomo Mitsui Banking Corp. (Japan)	4.580	3/4/25	17,750,000	17,747,302
Totalenergies Capital SA (France)	4.451	3/19/25	25,000,000	24,857,999
Totalenergies Capital SA (France)	4.378	3/3/25	17,250,000	17,185,454
Toyota Credit de Puerto Rico Corp. (Puerto Rico)	4.764	4/8/25	10,000,000	9,917,385
Toyota Credit de Puerto Rico Corp. (Puerto Rico)	4.670	4/8/25	19,000,000	19,005,466
Westpac Banking Corp. (Australia)	4.600	7/2/25	19,750,000	19,757,223
Total commercial paper (cost $492,424,448)				$492,638,202
CERTIFICATES OF DEPOSIT (16.5%)*	Yield (%)	Maturity date	Principal amount	Value
Bank of America, NA FRN	4.670	6/3/25	$21,750,000	$21,762,523
Bank of America, NA FRN	4.650	2/14/25	14,750,000	14,751,200
Bank of Montreal/Chicago, IL FRN (Canada)	4.700	8/12/25	12,250,000	12,262,134
Bank of Nova Scotia/Houston FRN	4.700	10/24/25	19,000,000	19,014,484
Bank of Nova Scotia/Houston FRN	4.680	11/6/25	23,650,000	23,664,874
Bank of Nova Scotia/Houston FRN	4.650	2/6/25	18,650,000	18,650,552
BNP Paribas SA/New York, NY FRN (France)	4.620	6/3/25	7,150,000	7,152,884
Canadian Imperial Bank of Commerce/New York, NY	5.550	4/17/25	17,000,000	17,034,479
Canadian Imperial Bank of Commerce/New York, NY FRN	4.700	12/12/25	22,850,000	22,863,655
Canadian Imperial Bank of Commerce/New York, NY FRN M	4.650	2/9/26	7,500,000	7,497,424
Citibank, NA FRN	4.700	10/24/25	9,750,000	9,757,790
Citibank, NA FRN	4.690	9/22/25	9,750,000	9,756,351
Citibank, NA FRN	4.630	1/23/26	22,000,000	21,994,991
Credit Agricole Corporate and Investment Bank/New York FRN (France)	4.630	6/13/25	22,500,000	22,513,012
Intesa Sanpaolo SPA/New York, NY FRN	5.280	8/18/25	10,580,000	10,593,765
Mizuho Bank, Ltd./New York, NY FRN	4.580	5/2/25	19,250,000	19,249,977
Mizuho Bank, Ltd./New York, NY FRN	4.580	2/5/25	10,000,000	10,000,199
Rabobank Nederland NV/NY (Netherlands)	4.570	10/20/25	20,000,000	20,013,240
Sumitomo Mitsui Banking Corp./New York FRN (Japan)	4.670	3/7/25	8,750,000	8,751,639
Sumitomo Mitsui Trust Bank, Ltd./New York FRN	4.580	3/3/25	20,250,000	20,252,766
Toronto-Dominion Bank/NY FRN (Canada)	4.730	8/15/25	22,250,000	22,270,903
Toronto-Dominion Bank/NY FRN (Canada)	4.680	4/1/25	10,217,000	10,220,762
Toronto-Dominion Bank/NY FRN (Canada)	4.610	8/7/25	10,000,000	10,003,248
Westpac Banking Corp./NY (Australia)	5.520	4/17/25	20,075,000	20,110,928
Total certificates of deposit (cost $379,922,943)				$380,143,780
ASSET-BACKED COMMERCIAL PAPER (5.2%)*	Yield (%)	Maturity date	Principal amount	Value
Atlantic Asset Securitization, LLC	4.453	3/4/25	$25,000,000	$24,902,859
Chariot Funding, LLC	4.663	3/11/25	13,000,000	12,938,498
Chariot Funding, LLC	4.657	2/19/25	24,000,000	23,944,782
Chariot Funding, LLC	4.417	4/28/25	8,000,000	7,915,480
Fairway Finance Co., LLC (Canada)	4.693	3/13/25	12,000,000	11,940,035
Gotham Funding Corp. (Japan)	4.633	2/3/25	14,500,000	14,494,752
GTA Funding, LLC	4.568	3/11/25	25,000,000	24,881,726
Total asset-backed commercial paper (cost $121,018,707)				$121,018,132
TOTAL INVESTMENTS
Total investments (cost $2,316,900,098)	$2,317,334,114
Key to holding’s abbreviations
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.

2
Short Term Investment Fund

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2024 through January 31, 2025 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $2,305,285,500.
M	This security’s effective maturity date is less than one year.
Ŧ	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
(EG)	Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
United States	71.6%	Puerto Rico	1.2%
France	7.0	Finland	1.0
Canada	6.2	Netherlands	0.9
Australia	5.9	Germany	0.8
Japan	1.8	United Kingdom	0.6
Norway	1.6	Total	100.0%
Spain	1.4
ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$121,018,132	$—
Certificates of deposit	—	380,143,780	—
Commercial paper	—	492,638,202	—
Repurchase agreements	—	1,323,534,000	—
Totals by level	$—	$2,317,334,114	$—

The accompanying notes are an integral part of these financial statements.

Short Term Investment Fund
3

Financial statements

Statement of assets and liabilities

1/31/25 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $993,366,098)	$993,800,114
Repurchase agreements (identified cost $1,323,534,000)	1,323,534,000
Cash	159,747
Interest and other receivables	4,716,142
Receivable for shares of the fund sold	7,913
Total assets	2,322,217,916

LIABILITIES
Payable for investments purchased	7,500,000
Payable for shares of the fund repurchased	23,246
Payable for custodian fees (Note 2)	20,993
Payable for investor servicing fees (Note 2)	40,647
Payable for Trustee compensation and expenses (Note 2)	181,058
Payable for administrative services (Note 2)	4,321
Distributions payable to shareholders	9,084,057
Other accrued expenses	78,094
Total liabilities	16,932,416
Net assets	$2,305,285,500

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$2,304,824,169
Total distributable earnings (Note 1)	461,331
Total — Representing net assets applicable to capital shares outstanding	$2,305,285,500

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value, offering price and redemption price per class G share ($8,391,835 divided by 8,391,522 shares)	$1.00
Net asset value, offering price and redemption price per class P share ($2,296,893,665 divided by 2,296,432,647 shares)	$1.00

The accompanying notes are an integral part of these financial statements.

4	Short Term Investment Fund

Statement of operations

Six months ended 1/31/25 (Unaudited)

Investment income
Interest	$63,715,404
Total investment income	63,715,404

EXPENSES
Compensation of Manager (Note 2)	3,204,129
Investor servicing fees (Note 2)	127,151
Custodian fees (Note 2)	17,218
Trustee compensation and expenses (Note 2)	42,869
Administrative services (Note 2)	27,681
Other	140,886
Fees waived and reimbursed by Manager (Note 2)	(3,204,129)
Total expenses	355,805
Expense reduction (Note 2)	(5,877)
Net expenses	349,928
Net investment income	63,365,476
UNREALIZED GAIN (LOSS)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	194,073
Total change in net unrealized appreciation	194,073
Net gain on investments	194,073
Net increase in net assets resulting from operations	$63,559,549

The accompanying notes are an integral part of these financial statements.

Short Term Investment Fund	5

Statement of changes in net assets

	Six months ended 1/31/25*	Year ended 7/31/24
Increase (decrease) in net assets
Operations
Net investment income	$63,365,476	$106,353,576
Net realized gain on investments	—	47
Change in net unrealized appreciation of investments	194,073	175,979
Net increase in net assets resulting from operations	63,559,549	106,529,602
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class G	(170,529)	(225,797)
Class P	(63,175,097)	(106,279,781)
Increase (decrease) from capital share transactions (Note 4)	(245,116,265)	386,414,804
Total increase (decrease) in net assets	(244,902,342)	386,438,828
Net assets
Beginning of period	2,550,187,842	2,163,749,014
End of period	$2,305,285,500	$2,550,187,842
*Unaudited.

The accompanying notes are an integral part of these financial statements.

6	Short Term Investment Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[a]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,c]	Ratio of net investment income (loss) to average net assets (%)[c]	Portfolio turnover (%)
Class G
January 31, 2025**	$1.00	0.0252	—[d]	0.0252	(0.0252)	(0.0252)	$1.00	2.55*	$8,392	.01*	2.48*	—
July 31, 2024	1.00	0.0551	0.0001	0.0552	(0.0552)	(0.0552)	1.00	5.67	5,162.03		5.51	—
July 31, 2023	1.00	0.0423[e]	—[d]	0.0423	(0.0422)	(0.0422)	1.00	4.31	3,436.04		4.30[e]	—
July 31, 2022	1.00	0.0040	—[d]	0.0040	(0.0040)	(0.0040)	1.00	.40	2,930.03		.43	—
July 31, 2021†	1.00	0.0014	—[d]	0.0014	(0.0014)	(0.0014)	1.00	.14*	1,799	.03*	.14*	25
Class P
January 31, 2025**	$1.00	0.0252	—[d]	0.0252	(0.0252)	(0.0252)	$1.00	2.55*	$2,296,894	.01*	2.49*	—
July 31, 2024	1.00	0.0551	0.0001	0.0552	(0.0552)	(0.0552)	1.00	5.67	2,545,026.03		5.50	—
July 31, 2023	1.00	0.0423	—[d]	0.0423	(0.0422)	(0.0422)	1.00	4.31	2,160,313.04		4.18	—
July 31, 2022	1.00	0.0040	—[d]	0.0040	(0.0040)	(0.0040)	1.00	.40	2,085,929.03		.35	—
July 31, 2021	1.00	0.0014	—[d]	0.0014	(0.0014)	(0.0014)	1.00	.14	3,009,268.03		.15	25
July 31, 2020	1.00	0.0143	—[d]	0.0143	(0.0141)	(0.0141)	1.00	1.42	3,749,025.03		1.40	7
*	Not annualized.
**	Unaudited.
†	For the period August 3, 2020 (commencement of operations) to July 31, 2021.
[a]	Total return assumes dividend reinvestment.
[b]	Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[c]	Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average netassets (Note 2):
	1/31/25	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Class G	0.13%	0.25%	0.25%	0.25%	0.25%	N/A
Class P	0.13	0.25	0.25	0.25	0.25	0.25%
[d]	Amount represents less than $0.0001 per share.
[e]	The net investment income and per share amount shown for the period ending may not correspond with the expected class differences for the period due to the timing of subscriptions into the class or redemptions out of the class.

The accompanying notes are an integral part of these financial statements.

Short Term Investment Fund
7

Notes to financial statements 1/31/25 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from August 1, 2024 through January 31, 2025. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
FTIML	Franklin Templeton Investment Management Limited
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Short Term Investment Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek as high a rate of current income as the fund’s investment manager believes is consistent with preservation of capital and maintenance of liquidity. The fund invests in a diversified portfolio of fixed-income securities comprised of short duration, investment-grade money market and other fixed-income securities. The fund’s investments may include obligations of the U.S. government, its agencies and instrumentalities, which are backed by the full faith and credit of the United States (e.g., U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds) or by only the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae or Freddie Mac mortgage-backed bonds), domestic corporate debt obligations, municipal debt securities, securitized debt instruments (such as mortgage- and asset-backed securities), repurchase agreements, certificates of deposit, bankers acceptances, commercial paper (including asset-backed commercial paper), time deposits, Yankee Eurodollar securities and other money market instruments. The fund may also invest in U.S. dollar-denominated foreign securities of these types. Under normal circumstances, the effective duration of the fund’s portfolio will generally not be greater than one year. Effective duration provides a measure of a fund’s interest-rate sensitivity. The longer a fund’s duration, the more sensitive the fund is to shifts in interest rates. The fund will maintain a dollar-weighted average portfolio maturity of three years or less. The fund’s investment manager may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class G #	None	None	None
Class P Δ	None	None	None
# Only available to other Putnam fund-of-funds accounts.
Δ Only available to other Putnam funds and other accounts managed by Franklin Advisers or its affiliates.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

8
Short Term Investment Fund

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Franklin Advisers. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $1,351,842,382 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Franklin Advisers is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $2,316,900,098, resulting in gross unrealized appreciation and depreciation of $453,408 and $19,392, respectively, or net unrealized appreciation of $434,016.

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Franklin Advisers for management and investment advisory services monthly based on the average net assets of the fund. Such fee is based on the annual rate of 0.25% of the average net assets of the fund. Franklin Advisers has contractually agreed to waive its management fee from the fund through November 30, 2025. During the reporting period, the fund waived $3,204,129 as a result of this waiver.

Franklin Advisers has retained Putnam Management as a sub-advisor for the fund pursuant to a sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of FTIML, Franklin Advisers (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers had engaged the services of PIL, Franklin Advisers (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custodian fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.01% of the fund’s average net assets.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class G	$345
Class P	126,806
Total	$127,151

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $5,877 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $1,721, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit

Short Term Investment Fund
9

is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has not adopted a distribution plan pursuant to Rule 12b–1 under the 1940 Act.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales (including maturities) of investment securities (all short-term obligations) aggregated $185,610,744,204 and $185,861,329,620, respectively. The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class G	Shares	Amount	Shares	Amount
Shares sold	4,038,458	$4,038,458	2,587,236	$2,587,236
Shares issued in connection with reinvestment of distributions	170,529	170,529	225,797	225,797
	4,208,987	4,208,987	2,813,033	2,813,033
Shares repurchased	(980,119)	(980,119)	(1,087,611)	(1,087,611)
Net increase	3,228,868	$3,228,868	1,725,422	$1,725,422
	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
Class P	Shares	Amount	Shares	Amount
Shares sold	9,486,963,993	$9,486,963,993	14,839,700,520	$14,839,700,520
Shares issued in connection with reinvestment of distributions	—	—	—	—
	9,486,963,993	9,486,963,993	14,839,700,520	14,839,700,520
Shares repurchased	(9,735,309,126)	(9,735,309,126)	(14,455,011,138)	(14,455,011,138)
Net increase (decrease)	(248,345,133)	$(248,345,133)	384,689,382	$384,689,382

Note 5: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

10
Short Term Investment Fund

Note 6: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of Montreal	Barclays Capital, Inc.	BNP Paribas Securities Corp.	BofA Securities, Inc.	Citigroup Global Markets, Inc.
Assets:
Repurchase agreements **	$100,000,000	$210,000,000	$150,000,000	$22,237,000	$175,837,000
Total Assets	$100,000,000	$210,000,000	$150,000,000	$22,237,000	$175,837,000
Liabilities:
Total Liabilities	$—	$—	$—	$—	$—
Total Financial and Derivative Net Assets	$100,000,000	$210,000,000	$150,000,000	$22,237,000	$175,837,000
Total collateral received (pledged) †##	$100,000,000	$210,000,000	$150,000,000	$22,237,000	$175,837,000
Net amount	$—	$—	$—	$—	$—
Controlled collateral received (including TBA commitments)**	$—	$—	$—	$—	$—
Uncontrolled collateral received	$102,036,890	$214,279,371	$153,806,052	$22,681,740	$179,353,751
Collateral (pledged) (including TBA commitments)**	$—	$—	$—	$—	$—

	Goldman Sachs & Co. LLC	HSBC Securities (USA), Inc.	JPMorgan Securities, LLC	RBC Capital Markets, LLC	Royal Bank of Canada	Total
Assets:
Repurchase agreements **	$220,200,000	$143,528,000	$114,473,000	$25,000,000	$162,259,000	$1,323,534,000
Total Assets	$220,200,000	$143,528,000	$114,473,000	$25,000,000	$162,259,000	$1,323,534,000
Liabilities:
Total Liabilities	$—	$—	$—	$—	$—	$—
Total Financial and Derivative Net Assets	$220,200,000	$143,528,000	$114,473,000	$25,000,000	$162,259,000	$1,323,534,000
Total collateral received (pledged) †##	$220,200,000	$143,528,000	$114,473,000	$25,000,000	$162,259,000
Net amount	$—	$—	$—	$—	$—
Controlled collateral received (including TBA commitments)**	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$224,604,000	$146,451,630	$116,804,729	$26,260,012	$165,564,207	$1,351,842,382
Collateral (pledged) (including TBA commitments)**	$—	$—	$—	$—	$—	$—
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

Note 7: Operating segments

The fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023–07, Segment Reporting (Topic 280)   — Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the fund’s financial position or results of operations.

The fund operates as a single operating segment, which is an investment portfolio. The fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. The fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

Short Term Investment Fund
11

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

12
Short Term Investment Fund

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement with respect to your fund (the “New FTIML Sub-Advisory Agreement”) between Franklin Advisers, Inc. (“Franklin Advisers”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”). Franklin Advisers and FTIML are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by FTIML, the Trustees did not attempt to evaluate FTIML as a separate entity.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement. At its September 2024 meeting, the Contract Committee met with representatives of Franklin Templeton, and separately in executive session, to consider the information provided. At the September 2024 Board of Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Franklin Advisers and a sub-adviser to your fund prior to the Merger, with and into FTIML. The Trustees considered that, in connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity.

The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers; and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the sub-management contract between Franklin Advisers and PIL with respect to the fund (the “PIL Sub-Management Contract”). 1

The Trustees also considered that, prior to the Merger, counsel to Franklin Advisers and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

The Trustees also took into account that they had most recently approved the fund’s PIL Sub-Management Contract in June 2024. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the PIL Sub-Management Contract.

Board of Trustees’ Conclusions

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

Short Term Investment Fund
13

© 2025 Franklin Templeton. All rights reserved.	39210-SFSOI 3/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: March 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: March 27, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: March 27, 2025